Stockholders' Deficit (Details 4) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise price	$ 0.20
Warrants Outstanding, Exercise price, Minimum		$ 0.20
Warrants Outstanding, Exercise price, Maximum		$ 0.40
Warrants Outstanding, Number Outstanding	62,016,795	46,193,779	15,541,666	10,750,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 7 months 28 days	5 years
Warrants Outstanding, Weighted Average Exercise Price	$ 0.24	$ 0.24	$ 0.36	$ 0.35
Warrants Exercisable , Number Exercisable	62,016,795	46,193,779
Warrants Exercisable, Weighted Average Exercise Price	$ 0.24	$ 0.25